Net Income (Loss) Per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
17.	Net Income (Loss) Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
	$	$	$	$
Net income (loss) attributable to shareholders of Teekay Corporation	65,912	(42,987)	56,148	(43,475)

Weighted average number of common shares	72,697,121	72,036,526	72,623,503	71,687,549
Dilutive effect of stock-based compensation	780,559	—	755,724	—

Common stock and common stock equivalents	73,477,680	72,036,526	73,379,228	71,687,549

Income (Loss) per common share:
– Basic	0.91	(0.60)	0.77	(0.61)
– Diluted	0.90	(0.60)	0.77	(0.61)

Stock-based awards, which have an anti-dilutive effect on the calculation of diluted loss per common share, are excluded from this calculation. For the three and six months ended June 30, 2015, options to acquire 0.4 million shares of Common Stock had an anti-dilutive effect on the calculation of diluted income per common share. In periods where a loss attributable to shareholders of Teekay has been incurred all stock-based awards are anti-dilutive.